Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount (In thousands)
Income taxes from continuing operations at the statutory rate	$ 28,504	$ 21,667	$ 68,899
State income taxes, net of federal income tax benefit	2,446	(2,488)	(2,616)
Changes in Valuation Allowance		(5,523)	(10,619)
Other Foreign Jurisdictions		2,622	11,432
Nontaxable or Nondeductible Items
Earnings from REIT - not subject to tax	(22,089)	(7,683)	(6,612)
Equity awards	(2,094)
Other	(423)
Other Adjustments
Internal restructuring	19,536
Other	118
Goodwill Impairment		0	(57,436)
Non-deductible expenses		(2,188)	(1,243)
Other		(2,021)	(468)
Total income tax benefit	$ 20,451	$ 8,428	$ 2,273
Percentage
Income taxes from continuing operations at the statutory rate	21.00%
State Income taxes, net of federal income tax benefit	1.80%
Nontaxable or Nondeductible Items
Earnings from REIT - not subject to tax	(16.27%)
Equity awards	(1.54%)
Other	(0.31%)
Other Adjustments
Internal restructuring	14.39%
Other	0.08%
Total	15.07%
Netherlands
Amount (In thousands)
Changes in Valuation Allowance	$ (5,026)
Other	$ 2,426
Percentage
Changes in Valuation Allowance	(3.70%)
Other	1.79%
Spain
Amount (In thousands)
Changes in Valuation Allowance	$ (1,862)
Other	$ 161
Percentage
Changes in Valuation Allowance	(1.37%)
Other	0.12%
Other Foreign Jurisdictions
Amount (In thousands)
Other Foreign Jurisdictions	$ (1,246)
Percentage
Other Foreign Jurisdictions	(0.92%)